Contigent Liabilities, Commitments and Liens	6 Months Ended
Jun. 30, 2018
Contigent Liabilities, Commitments and Liens [Abstract]
CONTIGENT LIABILITIES, COMMITMENTS AND LIENS

NOTE 5:- CONTIGENT LIABILITIES, COMMITMENTS AND LIENS

a.

On January 14, 2018, the company entered into an agreement with EMAGIX Inc. (“EMAGIX”) for data analysis from pre-clinical experiments performed at Delhousie University. The analysis will include mortality and weight gain, neurological scoring and cognitive performant, EEG and MRI analysis in control and treated rates exposed to TBI. This pre-clinical aims to test the efficacy and safety of the Company’s priority compound THX-130. During September EMAGIX completed the data analysis from pre-clinical experiments performed at Delhousie University. On October 4, 2018, the Company paid EMAGIX a total amount of approximately $78,500 and therefor the Company has no other obligations to Emagix in regards to this agreement. From the other hand, the Company is expected to pay a total amount of approximately $33,000 to Delhousie University for the experiments above mentioned.

b.

On February 1, 2018, the Company entered into an agreement with Maccabi Healthcare Services (“Maccabi”) to provide the Company during the following two years, from time to time and according to the needs of the Company, research planning services, retrieval of data, statistical processing and writing research reports in the area of sleep and pain (“consulting and research services”). In return for the consulting and research services, the Company is expected to pay a total amount of approximately $74,000.

c.

On March 18, 2018, the Company and Yissum Research Development Company of the Hebrew University of Jerusalem Ltd (“Yissum”) mutually agreed to terminate the License Agreement (see Note 14f to the financial statements as of December 31, 2017), effective as of June 18, 2018, except for those provisions which are expressly intended to survive termination. The Company did not make any regulatory filings and there were no development results generated under the License Agreement. In connection with such termination, the parties agreed to a mutual release. The Company estimates that the termination of the license agreement shall have no material effect on its on-going projects and activities, mainly due to the fact, among others, that the Company is exploring other prospective alternative methods of delivery which are expected to be more efficacious yet less expensive and with IP longevity to that under the license, while considering the possibility that the expiration date of the patents under the license will expire on the short term, not justifying the resources to be invested in such R&D project. In addition, the main reasons for said termination rest in the Company’s intentions on focusing on more advanced drug delivery projects that are already under development.

See Note 8a for information regarding the new License Agreement with Yissum signed on July 29, 2018.

d.	Further to the matter discussed in Note 14c to the Annual Consolidated Financial Statements, on April 24, 2018, the Company paid the second milestone to the license agreement with Dekel in the amount of $75,000 upon the successful completion of a Phase IIa trial.

e.	Further to the matter discussed in Note 14d to the Annual Consolidated Financial Statements, On April 30, 2018, the Company notified Belvit Pharma LLC (“Belvit”) of its intent to terminate the binding term sheet dated June 7, 2016, between the Company and Belvit. Accordingly, the Company is discontinuing the development of its ultra-low dose tetrahydrocannabinol, or THC, via sublingual administration. However, the Company intends to continue advancing its ultra-low dose THC therapy for the treatment of mild cognitive impairments, or MCI, utilizing buccal administration of dronabinol.

f.	Termination agreement with Hadasit Research Services & Development Ltd.:

Following further discussions between the Company and Hadasit Research Services & Development Ltd. (“Hadasit”) (see Note 8b(4) to the Annual Consolidated Financial Statements) held during the second half of 2017, and through the first quarter of 2018, after not succeeding in assigning the license to a buyer, on March 29, 2018, the Company and Hadasit signed a mutual termination agreement (the “Termination Agreement”) of their license agreement. According to the Termination Agreement, among others, the license agreement (and its related consulting agreement) shall be terminated as of that date thereof, and is of no further force and effect, except for certain matters as prescribed under the Termination Agreement. In addition, certain payment to Hadasit of outstanding amount was set, and with respect to the transfer of IP Rights, Hadasit will assign to the Company all of its rights in the Hadasit/Therapix patent rights. Thereafter, the Company will re-assign to Hadasit all of its rights, title and interest in and to the Hadasit/Therapix patent rights (“Assignment of IP”). The consummation of the Assignment of IP abovementioned shall be subject to receipt of the necessary approval of the Israel Innovation Authority (“IIA”).

On April 18, 2018, the Company submitted an application with the IIA to approve the Assignment of IP (the “Application”). The Company is currently in discussions with the IIA in connection with the terms of approval of the Application, which will, inter alia, address a previous refusal received by the IIA to a request to recognize the registration of a joint patent with Hadasit, under the License Agreement, which according to the IIA did not comply with the rules and regulations with respect to use of funds received under the IIA grant .

On July 4, 2018, and according to the Termination Agreement, the Company paid Hadassit an amount of approximately $104,000 due to, inter alia, accrued costs and expenses relating to the filing, prosecution and maintenance of the patent rights; license maintenance fee due to Hadasit for the years 2016 and 2017; and unpaid related consultancy fees for work performed during 2015.

g.	Liens:

Further to the matter discussed in Note 14m to the Annual Consolidated Financial Statements, there are no changes in the liens of the Company.